Premises and Equipment (Tables)	12 Months Ended
Mar. 31, 2013
Premises and Equipment [Abstract]
Summary of premises and equipment

	March 31,
	2013	2012
	(In Thousands)
Land and land improvements	$3,561	$3,561
Buildings and improvements	7,027	7,004
Furnishings and equipment	3,168	2,883
Leasehold improvements	593	588

	14,349	14,036
Accumulated depreciation and amortization	(6,508)	(5,961)

	$7,841	$8,075

Schedule of minimum obligation under all non-cancellable lease agreements

The minimum obligation under all non-cancellable lease agreements, which expire through May 31, 2020, for each of the years ended March 31 is as follows:

Amount
(In Thousands)
2014	$460
2015	462
2016	367
2017	338
2018	300
2019 & After	353

$2,280